Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 39.9%
Aerospace & Defense - 0.8%
Boeing Co.
2.25%, 06/15/2026	$ 290,000	$ 287,969
Automobiles - 1.4%
General Motors Financial Co., Inc.
4.35%, 01/17/2027	362,000	362,867
Hyundai Capital America
5.25%, 01/08/2027 (A)	141,000	142,707
		505,574
Banks - 14.6%
ABN AMRO Bank NV
4.80%, 04/18/2026 (B)	200,000	200,173
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/2026 (B)	200,000	200,255
Banco Santander SA
1.85%, 03/25/2026	400,000	398,787
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (C), 09/15/2027	433,000	438,120
Bank of New York Mellon Corp.
Fixed until 04/26/2026, 4.95% (C), 04/26/2027	266,000	266,624
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026	170,000	172,347
Citibank NA
4.58%, 05/29/2027	450,000	454,168
Cooperatieve Rabobank UA
3.75%, 07/21/2026	267,000	266,607
Deutsche Bank AG
Fixed until 07/13/2026, 7.15% (C), 07/13/2027	150,000	152,036
Goldman Sachs Group, Inc.
Fixed until 03/09/2026, 1.43% (C), 03/09/2027	106,000	105,712
3.50%, 11/16/2026	253,000	252,382
JPMorgan Chase & Co.
Fixed until 09/22/2026, 1.47% (C), 09/22/2027	191,000	187,981
Fixed until 04/22/2026, 1.58% (C), 04/22/2027	217,000	215,842
Fixed until 07/22/2027, 4.98% (C), 07/22/2028	151,000	153,171
Morgan Stanley
3.95%, 04/23/2027	453,000	452,920
NatWest Group PLC
4.80%, 04/05/2026	266,000	266,412
PNC Financial Services Group, Inc.
Fixed until 07/23/2026, 5.10% (C), 07/23/2027	262,000	263,399
Royal Bank of Canada
4.88%, 01/19/2027	220,000	222,266
Truist Financial Corp.
Fixed until 06/08/2026, 6.05% (C), 06/08/2027	265,000	266,827
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (C), 06/17/2027	$ 363,000	$ 361,910
		5,297,939
Capital Markets - 0.3%
Ares Capital Corp.
7.00%, 01/15/2027	104,000	106,786
Chemicals - 0.5%
EIDP, Inc.
4.50%, 05/15/2026	172,000	171,946
Commercial Services & Supplies - 1.3%
Element Fleet Management Corp.
5.64%, 03/13/2027 (B)	102,000	103,623
6.27%, 06/26/2026 (B)	216,000	217,553
Veralto Corp.
5.50%, 09/18/2026	161,000	162,461
		483,637
Communications Equipment - 2.3%
AT&T, Inc.
1.70%, 03/25/2026	217,000	216,342
NTT Finance Corp.
1.16%, 04/03/2026 (B)	200,000	199,007
T-Mobile USA, Inc.
2.25%, 02/15/2026	299,000	298,796
Verizon Communications, Inc.
4.13%, 03/16/2027	134,000	134,416
		848,561
Containers & Packaging - 0.6%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	221,000	221,124
Electric Utilities - 1.3%
Dominion Energy, Inc.
2.85%, 08/15/2026	143,000	142,166
Duke Energy Corp.
4.85%, 01/05/2027	177,000	178,665
Exelon Corp.
3.40%, 04/15/2026	138,000	137,855
		458,686
Electronic Equipment, Instruments & Components - 0.6%
Keysight Technologies, Inc.
4.60%, 04/06/2027	217,000	218,156
Financial Services - 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/2027	355,000	364,315
Air Lease Corp.
5.30%, 06/25/2026	289,000	290,339
Ally Financial, Inc.
4.75%, 06/09/2027	150,000	151,259
Aviation Capital Group LLC
1.95%, 09/20/2026 (B)	190,000	187,405
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Avolon Holdings Funding Ltd.
2.13%, 02/21/2026 (B)	$ 272,000	$ 271,624
Brookfield Finance, Inc.
4.25%, 06/02/2026	269,000	269,105
Capital One Financial Corp.
3.75%, 07/28/2026	268,000	267,583
LPL Holdings, Inc.
5.70%, 05/20/2027	271,000	276,011
		2,077,641
Food Products - 1.4%
Altria Group, Inc.
2.63%, 09/16/2026	124,000	123,055
Campbell's Co.
5.30%, 03/20/2026	72,000	72,116
Mars, Inc.
4.45%, 03/01/2027 (B)	145,000	146,064
Philip Morris International, Inc.
4.75%, 02/12/2027	148,000	149,443
		490,678
Health Care Providers & Services - 0.8%
Elevance Health, Inc.
4.50%, 10/30/2026	200,000	200,927
HCA, Inc.
5.25%, 06/15/2026	87,000	87,090
		288,017
Health Care REITs - 1.0%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	273,000	272,928
Ventas Realty LP
3.25%, 10/15/2026	108,000	107,463
		380,391
Hotels, Restaurants & Leisure - 0.5%
Hyatt Hotels Corp.
5.75%, 01/30/2027	175,000	177,720
Insurance - 1.7%
Athene Global Funding
5.62%, 05/08/2026 (B)	176,000	176,682
GA Global Funding Trust
2.25%, 01/06/2027 (B)	336,000	330,892
Trinity Acquisition PLC
4.40%, 03/15/2026	122,000	122,051
		629,625
IT Services - 0.2%
Dell International LLC/EMC Corp.
6.02%, 06/15/2026	54,000	54,157
Machinery - 0.4%
Caterpillar Financial Services Corp.
4.45%, 10/16/2026	151,000	151,800
Oil, Gas & Consumable Fuels - 2.0%
Enbridge, Inc.
5.90%, 11/15/2026	228,000	231,219
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP
6.05%, 12/01/2026	$ 146,000	$ 148,320
ONEOK, Inc.
5.55%, 11/01/2026	198,000	200,064
Williams Cos., Inc.
5.40%, 03/02/2026	150,000	150,211
		729,814
Pharmaceuticals - 0.4%
CVS Health Corp.
3.00%, 08/15/2026	154,000	153,162
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.
4.88%, 02/10/2026	270,000	270,016
Software - 0.5%
Fiserv, Inc.
3.20%, 07/01/2026	105,000	104,632
Oracle Corp.
1.65%, 03/25/2026	91,000	90,678
		195,310
Transportation Infrastructure - 0.9%
CSX Corp.
2.60%, 11/01/2026	205,000	203,267
Penske Truck Leasing Co. LP/PTL Finance Corp.
5.35%, 01/12/2027 (B)	110,000	111,273
		314,540
Total Corporate Debt Securities (Cost $14,473,382)		14,513,249
ASSET-BACKED SECURITIES - 31.6%
ACM Auto Trust
Series 2025-2A, Class A, 5.55%, 06/20/2028 (B)	154,635	154,835
American Express Credit Account Master Trust
Series 2023-1, Class A, 4.87%, 05/15/2028	600,000	601,863
Avis Budget Rental Car Funding AESOP LLC
Series 2020-2A, Class A, 2.02%, 02/20/2027 (B)	58,333	58,264
Series 2023-5A, Class A, 5.78%, 04/20/2028 (B)	320,000	325,496
Series 2023-7A, Class B, 6.44%, 08/21/2028 (B)	250,000	256,735
Avtech Equipment Receivables Funding LLC
Series 2026-1A, Class A, 4.55%, 02/15/2033 (B)(D)	500,000	499,958
BA Credit Card Trust
Series 2023-A1, Class A1, 4.79%, 05/15/2028	600,000	601,679
BXG Receivables Note Trust
Series 2020-A, Class A, 1.55%, 02/28/2036 (B)	494,133	481,783
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3, 2.06%, 08/15/2028	$ 600,000	$ 594,364
Chase Issuance Trust
Series 2023-A1, Class A, 5.16%, 09/15/2028	435,000	438,612
CIFC Funding Ltd.
Series 2017-4A, Class A1R, 3-Month Term SOFR + 1.21%, 4.88% (C), 10/24/2030 (B)	2,819	2,821
Discover Card Execution Note Trust
Series 2023-A1, Class A, 4.31%, 03/15/2028	600,000	600,385
Dryden 40 Senior Loan Fund
Series 2015-40A, Class AR2, 3-Month Term SOFR + 1.15%, 5.00% (C), 08/15/2031 (B)	84,070	84,112
First National Master Note Trust
Series 2023-1, Class A, 5.13%, 04/15/2029	400,000	400,941
Series 2023-2, Class A, 5.77%, 09/15/2029	200,000	202,249
Ford Credit Auto Owner Trust
Series 2021-1, Class A, 1.37%, 10/17/2033 (B)	600,000	596,854
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/2028 (B)	600,000	601,798
GM Financial Revolving Receivables Trust
Series 2021-1, Class A, 1.17%, 06/12/2034 (B)	600,000	590,117
Hertz Vehicle Financing III LP
Series 2021-2A, Class A, 1.68%, 12/27/2027 (B)	520,000	511,623
Hilton Grand Vacations Trust
Series 2023-1A, Class A, 5.72%, 01/25/2038 (B)	254,260	259,811
NextGear Floorplan Master Owner Trust
Series 2023-1A, Class A2, 5.74%, 03/15/2028 (B)	480,000	480,966
SCF Equipment Leasing LLC
Series 2025-1A, Class A2, 4.82%, 07/22/2030 (B)	129,352	129,751
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (B)	500,000	501,622
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B, 4.93%, 04/20/2044 (B)	721,958	726,685
Symphony CLO XIX Ltd.
Series 2018-19A, Class A, 3-Month Term SOFR + 1.22%, 4.89% (C), 04/16/2031 (B)	38,826	38,868
Symphony CLO XXIII Ltd.
Series 2020-23A, Class AR2, 3-Month Term SOFR + 0.90%, 4.57% (C), 01/15/2034 (B)	128,903	128,902
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust
Series 2021-1A, Class A, 1.07%, 02/27/2034 (B)	$ 400,000	$ 399,270
Series 2022-1A, Class A, 3.82%, 04/25/2035 (B)	680,000	680,396
Westlake Automobile Receivables Trust
Series 2026-1A, Class B, 4.20%, 05/15/2031 (B)	570,000	569,967
Total Asset-Backed Securities (Cost $11,434,385)		11,520,727
COMMERCIAL PAPER - 27.8%
Automobiles - 1.4%
VW Credit, Inc.
4.20% (E), 03/10/2026 (B)	500,000	497,904
Banks - 6.6%
Australia & New Zealand Banking Group Ltd.
3.91% (E), 08/20/2026 (B)	400,000	391,869
DNB Bank ASA
4.20% (E), 03/16/2026 (B)	500,000	497,738
HSBC USA, Inc.
3.95% (E), 08/26/2026 (B)	300,000	293,447
Korea Development Bank
3.90% (E), 06/12/2026	500,000	493,073
Lloyds Bank PLC
4.21% (E), 05/07/2026	400,000	396,035
Standard Chartered Bank
4.18% (E), 05/21/2026 (B)	340,000	335,991
		2,408,153
Capital Markets - 1.8%
Lexington Parker Capital Co. LLC
3.87% (E), 04/06/2026 (B)	400,000	397,228
Ridgefield Funding Co. LLC
4.06% (E), 05/15/2026 (B)	250,000	247,273
		644,501
Financial Services - 15.0%
ABN AMRO Funding USA LLC
3.95% (E), 06/05/2026 (B)	500,000	493,434
Anglesea Funding LLC
4.10% (E), 05/15/2026 (B)	500,000	494,531
Barton Capital SA
4.16% (E), 03/06/2026 (B)	400,000	398,548
Columbia Funding Co. LLC
4.11% (E), 03/17/2026 (B)	250,000	248,806
Endeavour Funding Co. LLC
4.03% (E), 04/10/2026 (B)	600,000	595,625
Fairway Finance Co. LLC
4.03% (E), 05/05/2026 (B)	500,000	495,065
Liberty Street Funding LLC
3.83% (E), 05/08/2026 (B)	400,000	395,921
3.94% (E), 04/13/2026 (B)	250,000	248,112
LMA-Americas LLC
4.04% (E), 04/23/2026 (B)	500,000	495,700
4.23% (E), 03/03/2026 (B)	250,000	249,166
Transamerica Funds

Transamerica UltraShort Bond

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Mackinac Funding Co. LLC
4.07% (E), 05/18/2026 (B)	$ 250,000	$ 247,197
4.31% (E), 02/19/2026 (B)	250,000	249,480
Mainbeach Funding LLC
4.34% (E), 02/26/2026 (B)	450,000	448,736
Mont Blanc Capital Corp.
4.05% (E), 03/20/2026 (B)	400,000	397,965
		5,458,286
Pharmaceuticals - 1.6%
Bayer Corp.
4.02% (E), 07/20/2026 (B)	600,000	589,136
Transportation Infrastructure - 1.4%
Penske Truck Leasing Co. LP
4.14% (E), 04/14/2026	500,000	495,865
Total Commercial Paper (Cost $10,091,572)		10,093,845
Principal	Value
REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp.,
1.35% (E), dated 01/30/2026, to be
repurchased at $226,883 on 02/02/2026.
Collateralized by a U.S. Government
Obligation, 2.50%, due 03/31/2027, and
with a value of $231,454.
$ 226,858	$ 226,858
Total Repurchase Agreement (Cost $226,858)	226,858
Total Investments (Cost $36,226,197)	36,354,679
Net Other Assets (Liabilities) - 0.1%	19,296
Net Assets - 100.0%	$ 36,373,975
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$14,513,249	$—	$14,513,249
Asset-Backed Securities	—	11,520,727	—	11,520,727
Commercial Paper	—	10,093,845	—	10,093,845
Repurchase Agreement	—	226,858	—	226,858
Total Investments	$—	$36,354,679	$—	$36,354,679
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2026, the total value of the Regulation S securities is $142,707, representing
0.4% of the Fund's net assets.

(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the total value of 144A securities is $19,155,181, representing 52.7% of the
Fund's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of January 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after January 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at January 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended January 31, 2026. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Transamerica Funds

Transamerica UltraShort Bond

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica UltraShort Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds